Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Deposits by banks	£ 13,784	£ 9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Financial liabilities at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	102,700	89,200
Deposits by banks	13,800	9,800
Deposits by customers	500	500
Trading liabilities	31,100	15,600
Financial liabilities at fair value	2,300	2,400
Debt securities in issue	48,900	54,800
Subordinated liabilities	3,800	4,300
Other equity and non-controlling interests	2,300	1,800
Liquidity risk [member] | Repurchase Agreement [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	25,600	8,800
Deposits by banks	100
Trading liabilities	25,500	8,800
Liquidity risk [member] | Foreign Exchange And Hedge Accounting [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	3,900	5,400
Debt securities in issue	3,300	4,500
Subordinated liabilities	600	900
Liquidity risk [member] | Other Borrowing [Member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	10,300	9,800
Deposits by banks	4,000	2,900
Trading liabilities	5,600	6,400
Financial liabilities at fair value	700	500
Liquidity risk [member] | Wholesale Funding [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	62,900	65,200
Deposits by banks	9,700	6,900
Deposits by customers	500	500
Trading liabilities		400
Financial liabilities at fair value	1,600	1,900
Debt securities in issue	45,600	50,300
Subordinated liabilities	3,200	3,400
Other equity and non-controlling interests	2,300	1,800
Liquidity risk [member] | Wholesale Funding [member] | Deposits by Banks [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	300	700
Deposits by banks	200	300
Trading liabilities		400
Financial liabilities at fair value	100
Liquidity risk [member] | Wholesale Funding [member] | Certificates of Deposit and Commercial Paper [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	8,000	8,400
Financial liabilities at fair value	400	500
Debt securities in issue	7,600	7,900
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Public Benchmark [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	17,800	16,700
Debt securities in issue	17,800	16,700
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Privately Placed [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	3,100	4,900
Financial liabilities at fair value	1,100	1,400
Debt securities in issue	2,000	3,500
Liquidity risk [member] | Wholesale Funding [member] | Covered Bonds [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	14,200	15,200
Debt securities in issue	14,200	15,200
Liquidity risk [member] | Wholesale Funding [member] | Securitisation and Structured Issuance [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	5,500	9,600
Deposits by banks	1,000	2,100
Deposits by customers	500	500
Debt securities in issue	4,000	7,000
Liquidity risk [member] | Wholesale Funding [member] | Term Funding Scheme [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	8,500	4,500
Deposits by banks	8,500	4,500
Liquidity risk [member] | Wholesale Funding [member] | Subordinated Liabilities and Equity [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Funding analysis	5,500	5,200
Subordinated liabilities	3,200	3,400
Other equity and non-controlling interests	£ 2,300	£ 1,800